Fees Summary	Oct. 25, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,000,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	153,100.00
Total Offset Amount	$ 567.81
Narrative Disclosure
Net Fee	$ 152,532.19
Narrative - Max Aggregate Offering Price	$ 1,000,000,000.00
Final Prospectus	true